SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

2. SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The consolidated financial statements include the accounts of the company and all subsidiaries in which the company has a controlling financial interest. Investments in companies, joint ventures or partnerships in which the company does not have control, but has the ability to exercise significant influence over operating and financial policies, are reported using the equity method. International subsidiaries are included in the financial statements on the basis of their U.S. GAAP November 30 fiscal year-ends to facilitate the timely inclusion of such entities in the company’s consolidated financial reporting. All intercompany transactions and profits are eliminated in consolidation.

Revisions

Effective in the first quarter of 2014, certain employee-related costs from the company’s recently acquired businesses that were historically presented within cost of sales were revised and reclassified to SG&A on the Consolidated Statement of Income. These immaterial revisions were made to conform with management’s view of the respective costs within the global organizational model. Total costs reclassified were $78.9 million and $98.1 million for the years ended December 31, 2013 and 2012, respectively.

Results for 2013 and 2012 have been revised to conform to the current year presentation. The reclassification had no impact on earnings, financial position or cash flows.

Use of Estimates

The preparation of the company’s financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The company’s critical accounting estimates include revenue recognition, valuation allowances and accrued liabilities, actuarially determined liabilities, restructuring, income taxes and long-lived assets, intangible assets and goodwill.

Foreign Currency Translation

Financial position and reported results of operations of the company’s international subsidiaries are measured using local currencies as the functional currency. Assets and liabilities of these operations are translated at the exchange rates in effect at each fiscal year end. The translation adjustments related to assets and liabilities that arise from the use of differing exchange rates from period to period are included in accumulated other comprehensive income (loss) in shareholders’ equity. Income statement accounts are translated at average rates of exchange prevailing during the year. The company evaluates its International operations based on fixed rates of exchange; however, the different exchange rates from period to period impact the amount of reported income from consolidated operations. The foreign currency fluctuations of any foreign subsidiaries that operate in highly inflationary environments are included in results of operations. Further details related to the highly inflationary environment in Venezuela are included in Note 3.

Concentration of Credit Risk

Credit risk represents the accounting loss that would be recognized at the reporting date if counterparties failed to perform as contracted. The company believes the likelihood of incurring material losses due to concentration of credit risk is remote. The principal financial instruments subject to credit risk are as follows:

Cash and Cash Equivalents - The company maintains cash deposits with major banks, which from time to time may exceed insured limits. The possibility of loss related to financial condition of major banks has been deemed minimal. Additionally, the company’s investment policy limits exposure to concentrations of credit risk and changes in market conditions.

Accounts Receivable - A large number of customers in diverse industries and geographies, as well as the practice of establishing reasonable credit lines, limits credit risk. Based on historical trends and experiences, the allowance for doubtful accounts is adequate to cover potential credit risk losses.

Foreign Currency Contracts and Derivatives - Exposure to credit risk is limited by internal policies and active monitoring of counterparty risks. In addition, the company selects a diversified group of major international banks and financial institutions as counterparties. The company does not anticipate nonperformance by any of these counterparties.

Cash and Cash Equivalents

Cash equivalents include highly-liquid investments with a maturity of three months or less when purchased.

Accounts Receivable and Allowance For Doubtful Accounts

Accounts receivable are carried at their face amounts less an allowance for doubtful accounts. Accounts receivable are recorded at the invoiced amount and generally do not bear interest. The company estimates the balance of allowance for doubtful accounts by analyzing accounts receivable balances by age and applying historical write-off and collection trend rates. The company’s estimates include separately providing for customer balances based on specific circumstances and credit conditions, and when it is deemed probable that the balance is uncollectible. Account balances are charged off against the allowance when it is determined the receivable will not be recovered.

The company’s allowance for doubtful accounts balance also includes an allowance for the expected return of products shipped and credits related to pricing or quantities shipped of $15 million, $14 million and $13 million as of December 31, 2014, 2013 and 2012, respectively. Returns and credit activity is recorded directly to sales.

The following table summarizes the activity in the allowance for doubtful accounts:

MILLIONS	2014	2013	2012
Beginning balance	$81	$73	$49
Bad debt expense	23	28	37
Write-offs	(20)	(21)	(13)
Other(a)	(7)	1	–
Ending balance	$77	$81	$73

(a)	Other amounts are primarily the effects of changes in currency translations and the impact of allowance for returns and credits.

Inventory Valuations

Inventories are valued at the lower of cost or market. Certain U.S. inventory costs are determined on a last-in, first-out (LIFO) basis. LIFO inventories represented 37% and 34% of consolidated inventories as of December 31, 2014 and 2013, respectively. LIFO inventories include certain legacy Nalco U.S. inventory acquired at fair value as part of the Nalco merger. All other inventory costs are determined using either the average cost or first-in, first-out (FIFO) methods. Inventory values at FIFO, as shown in Note 5, approximate replacement cost.

Property, Plant and Equipment

Property, plant and equipment assets are stated at cost. Merchandising and customer equipment consists principally of various dispensing systems for the company’s cleaning and sanitizing products, dishwashing machines and process control and monitoring equipment. Certain dispensing systems capitalized by the company are accounted for on a mass asset basis, whereby equipment is capitalized and depreciated as a group and written off when fully depreciated. The company capitalizes both internal and external costs of development or purchase of computer software for internal use. Costs incurred for data conversion, training and maintenance associated with capitalized software are expensed as incurred. Expenditures for major renewals and improvements, which significantly extend the useful lives of existing plant and equipment, are capitalized and depreciated. Expenditures for repairs and maintenance are charged to expense as incurred. Upon retirement or disposition of plant and equipment, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in income.

Depreciation is charged to operations using the straight-line method over the assets’ estimated useful lives ranging from 5 to 40 years for buildings and leasehold improvements, 3 to 18 years for machinery and equipment and 3 to 10 years for merchandising and customer equipment and capitalized software. Total depreciation expense was $558 million, $514 million and $468 million for 2014, 2013 and 2012, respectively.

Goodwill and Other Intangible Assets

Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired. The company’s reporting units are aligned with its ten operating segments.

During the second quarter of 2014, the company completed its annual test for goodwill impairment. The company used a “step zero” qualitative test to assess all ten of its reporting units given substantial levels of headroom and other strong qualitative indicators. Qualitative testing evaluated factors including, but not limited to, economic, market and industry conditions, cost factors and the overall financial performance of the reporting units. Based on the “step zero” testing performed, no adjustment to the carrying value of goodwill was necessary. Additionally, the company noted no changes in events or circumstances which would have required the completion of the two-step quantitative goodwill impairment analysis for any of the assessed reporting units.

If circumstances change significantly, the company would also test a reporting unit’s goodwill for impairment during interim periods between its annual tests. Based on the current and expected performance of the company’s reporting units, updating the impairment testing during the second half of 2014 was not deemed necessary. There has been no impairment of goodwill since the adoption of Financial Accounting Standards Board (“FASB”) guidance for goodwill and other intangibles on January 1, 2002.

The Nalco and Champion transactions resulted in the addition of $4.5 billion and $1.0 billion of goodwill, respectively, within the Energy, Water and Paper reporting units. Subsequent performance of these reporting units relative to projections used for the purchase price allocation of goodwill could result in an impairment if there is either underperformance by the reporting unit or if the carrying value of the reporting unit were to fluctuate significantly due to reasons that did not proportionately change fair value.

The changes in the carrying amount of goodwill for each of the company’s reportable segments are as follows:

	GLOBAL	GLOBAL	GLOBAL
MILLIONS	INDUSTRIAL	INSTITUTIONAL	ENERGY	OTHER	TOTAL
December 31, 2012	$2,751.6	$720.6	$2,325.3	$123.0	$5,920.5
Acquisitions(a)	33.9	—	1,037.9	—	1,071.8
Dispositions	(2.1)	—	—	—	(2.1)
Effect of foreign currency translation	(53.9)	(14.0)	(57.0)	(2.4)	(127.3)
December 31, 2013	2,729.5	706.6	3,306.2	120.6	6,862.9
Current year acquisitions(a)	18.5	—	9.9	4.6	33.0
Prior year acquisitions(b)	(0.1)	—	16.9	—	16.8
Dispositions	—	(0.4)	—	(0.2)	(0.6)
Reclassifications(c)	(28.9)	5.0	23.9	—	—
Effect of foreign currency translation	(76.8)	(20.0)	(94.8)	(3.5)	(195.1)
December 31, 2014	$2,642.2	$691.2	$3,262.1	$121.5	$6,717.0

(a)

For 2014, the company expects $20.7 million of the goodwill related to businesses acquired to be tax deductible. For 2013, none of the goodwill related to businesses acquired is expected to be tax deductible.

(b)	Represents purchase price allocation adjustments for 2013 acquisitions deemed preliminary as of December 31, 2013.
(c)	Represents immaterial transfers related to certain changes to the company’s reportable segments during the first quarter of 2014.

Other Intangible Assets

As part of the Nalco merger, the company added the “Nalco” trade name as an indefinite life intangible asset. During the second quarter of 2014, using the qualitative assessment method, the company completed its annual test for indefinite life intangible asset impairment. Based on this testing, no adjustment to the $1.2 billion carrying value of this asset was necessary. Additionally, based on the ongoing performance of its operating units, updating the impairment testing during the second half of 2014 was not deemed necessary. There has been no impairment of the Nalco trade name intangible asset since it was acquired.

Intangible assets subject to amortization primarily include customer relationships, trademarks, patents and other technology. The fair value of identifiable intangible assets is estimated based upon discounted future cash flow projections and other acceptable valuation methods. Other intangible assets are amortized on a straight-line basis over their estimated economic lives. The weighted-average useful life of amortizable intangible assets was 14 years as of December 31, 2014 and 2013.

The weighted-average useful life by type of amortizable asset at December 31, 2014 is as follows:

NUMBER OF YEARS

Customer relationships	14
Trademarks	14
Patents	14
Other technology	8

The straight-line method of amortization reflects an appropriate allocation of the cost of the intangible assets to earnings in proportion to the amount of economic benefits obtained by the company in each reporting period. The company evaluates the remaining useful life of its intangible assets that are being amortized each reporting period to determine whether events and circumstances warrant a change to the remaining period of amortization. If the estimate of an intangible asset’s remaining useful life is changed, the remaining carrying amount of the intangible asset will be amortized prospectively over that revised remaining useful life. Total amortization expense related to other intangible assets during the last three years and future estimated amortization is as follows:

MILLIONS

2012	$ 237
2013	293
2014	305
2015	299
2016	295
2017	292
2018	286
2019	273

Long-Lived Assets

The company periodically reviews its long-lived and amortizable intangible assets for impairment and assesses whether significant events or changes in business circumstances indicate that the carrying value of the assets may not be recoverable. Such circumstances may include a significant decrease in the market price of an asset, a significant adverse change in the manner in which the asset is being used or in its physical condition or history of operating or cash flow losses associated with the use of an asset. An impairment loss may be recognized when the carrying amount of an asset exceeds the anticipated future undiscounted cash flows expected to result from the use of the asset and its eventual disposition. The amount of the impairment loss to be recorded, if any, is calculated by the excess of the asset’s carrying value over its fair value. In addition, the company periodically reassesses the estimated remaining useful lives of its long-lived assets. Changes to estimated useful lives would impact the amount of depreciation and amortization recorded in earnings. The company has not experienced significant changes in the carrying value or estimated remaining useful lives of its long-lived or amortizable intangible assets.

Asset Retirement Obligations

The fair value of a liability for an asset retirement obligation associated with the retirement of tangible long-lived assets is recognized in the period in which it is incurred if a reasonable estimate of fair value can be made. The liability is adjusted to its present value in subsequent periods as accretion expense is recorded. The corresponding asset retirement costs are capitalized as part of the carrying amount of the related long-lived asset and depreciated over the asset’s useful life. The company’s asset retirement obligation liability was $9.5 million and $10.5 million, respectively, at December 31, 2014 and 2013.

Income Taxes

Income taxes are recognized during the period in which transactions enter into the determination of financial statement income, with deferred income taxes being provided for the tax effect of temporary differences between the carrying amount of assets and liabilities and their tax bases. The company records a valuation allowance to reduce its deferred tax assets when uncertainty regarding their realizability exists. Deferred income taxes are provided on the undistributed earnings of foreign subsidiaries except to the extent such earnings are considered to be permanently reinvested in the subsidiary.

The company records liabilities for income tax uncertainties in accordance with the recognition and measurement criteria prescribed in authoritative guidance issued by the FASB.

See Note 12 for additional information regarding income taxes.

Restructuring Activities

The company’s restructuring activities are associated with plans to enhance its efficiency, effectiveness and sharpen its competitiveness. These restructuring plans include net costs associated with significant actions involving employee-related severance charges, contract termination costs and asset write-downs and disposals. Employee termination costs are largely based on policies and severance plans, and include personnel reductions and related costs for severance, benefits and outplacement services. These charges are reflected in the quarter in which the actions are probable and the amounts are estimable, which is generally when management approves the associated actions. Contract termination costs include charges to terminate leases prior to the end of their respective terms and other contract termination costs. Asset write-downs and disposals include leasehold improvement write-downs, other asset write-downs associated with combining operations and disposal of assets.

See Note 3 for additional information regarding restructuring.

Revenue Recognition

The company recognizes revenue on product sales at the time evidence of an arrangement exists, title to the product and risk of loss transfers to the customer, the price is fixed and determinable and collection is reasonably assured. The company recognizes revenue on services as they are performed. While the company employs a sales and service team to ensure customer’s needs are best met in a high quality way, the vast majority of the company’s revenue is generated from product sales. Outside of the service businesses and service offerings discussed in Note 17, any other services are either incidental to a product sale and not sold separately or are insignificant.

The company’s sales policies do not provide for general rights of return. Critical estimates used in recognizing revenue include the delay between the time that products are shipped, when they are received by customers, when title transfers and the amount of credit memos issued in subsequent periods. The company records estimated reductions to revenue for customer programs and incentive offerings, including pricing arrangements, promotions and other volume-based incentives at the time the sale is recorded. The company also records estimated reserves for anticipated uncollectible accounts and for product returns and credits at the time of sale. Depending on market conditions, the company may increase customer incentive offerings, which could reduce gross profit margins at the time the incentive is offered.

Earnings Per Common Share

The computations of the basic and diluted earnings attributable to Ecolab per share amounts were as follows:

MILLIONS
EXCEPT PER SHARE	2014	2013	2012
Net income attributable to Ecolab	$1,202.8	$967.8	$703.6
Weighted-average common shares outstanding
Basic	300.1	299.9	292.5
Effect of dilutive stock options, units and awards	5.8	6.0	6.4
Diluted	305.9	305.9	298.9
Earnings attributable to Ecolab per common share
Basic	$4.01	$3.23	$2.41
Diluted	$3.93	$3.16	$2.35
Anti-dilutive securities excluded from the computation of earnings per share	3.4	1.8	2.6

Other Significant Accounting Policies

The following table includes a reference to additional significant accounting policies that are described in other notes to the financial statements, including the note number and first page of the note:

POLICY	NOTE	PAGE
Fair value measurements	7	47
Derivatives and hedging transactions	8	48
Share-based compensation	11	51
Legal contingencies	15	54
Pension and post-retirement benefit plans	16	56
Reportable segments	17	61

New Accounting Pronouncements

	DATE OF		DATE OF	EFFECT ON THE
STANDARD	ISSUANCE	DESCRIPTION	ADOPTION	FINANCIAL STATEMENTS
Standards that are not yet adopted
ASU 2014-08—Presentation of Financial Statements (Topic 205): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity	April 2014	Updated criteria for determining which disposals should be presented as discontinued operations as well as modifications to the related disclosure requirements.	January 1, 2015	The company does not expect the updated guidance to have a material impact on future financial statements.
ASU 2014-09—Revenue from Contracts with Customers (Topic 606)	May 2014

Recognition standard contains principles for entities to apply to determine the measurement of revenue and timing of when the revenue is recognized. The underlying principle of the updated guidance will have entities recognize revenue to depict the transfer of goods or services to customers at an amount that is expected to be received in exchange for those goods or services.

			January 1, 2017	The company is currently evaluating the impact of adoption.
ASU 2014-15—Presentation of Financial Statements—Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern	August 2014	Management’s responsibility to evaluate whether there is substantial doubt about the organization’s ability to continue as a going concern and to provide related footnote disclosures.	January 1, 2017	The company does not expect the guidance to have an impact on future financial statements.
ASU 2014-16—Derivatives and Hedging (Topic 815): Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share is More Akin to Debt or to Equity	November 2014

For hybrid financial instruments issued in the form of a share, an entity (an issuer or an investor) should determine the nature of the host contract by considering all stated and implied substantive terms and features of the basis of relevant facts and circumstances.

			January 1, 2015	The company does not expect the updated guidance to have a material impact on future financial statements.
ASU 2015-01—Income Statement - Extraordinary and Unusual Items (Subtopic 225-20): Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items	January 2015

Entities should no longer segregate extraordinary and unusual items from the results of ordinary operations on the Income Statement and should no longer disclose the applicable income taxes and earnings-per-share data for applicable extraordinary items.

			January 1, 2016	The company does not expect the updated guidance to have an impact on future financial statements.
Standards that were adopted

ASU 2013-05—Foreign Currency Matters (Topic 830): Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity

March 2013

Resolve diversity in practice regarding the release of the cumulative translation adjustment into net income when a parent either sells a part or all of its investments in a foreign entity. In addition, the standard resolves diversity in practice for the treatment of business combinations achieved in stages involving a foreign entity.

			January 1, 2014	The adoption did not impact the company’s consolidated financial statements and is not expected to have a material impact on future financial statements.
ASU 2013-11—Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists	July 2013	Presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists.	January 1, 2014	The adoption did not have a material impact on the company’s consolidated financial Statements.
ASU 2014-17—Business Combinations (Topic 805): Pushdown Accounting (A consensus of the FASB Emerging Issues Task Force)	November 2014	An acquired entity has the option to apply pushdown accounting in its stand-alone financial statements upon occurrence of a change-in- control event.	November 2014	The adoption did not impact the company’s consolidated financial statements and is not expected to have a material impact on future financial statements.

No other new accounting pronouncement issued or effective has had or is expected to have a material impact on the company’s consolidated financial statements.